Segment Disclosure - Additional Information (Detail) € in Millions		12 Months Ended
		Dec. 31, 2018 EUR (€) Segment	Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€)
Segment Reporting Information [Line Items]
Number of reportable segments | Segment		1
Increase (Decrease) in net system sales in percentage		28.60%
Net Sales	[1]	€ 10,944.0	€ 8,962.7	[2]	€ 6,875.1	[2]
Increase (Decrease) in net system sales		1,834.7
Accounts receivables and finance receivables of three largest customers based on net sales		€ 1,491.3	€ 1,356.7
Accounts receivables and finance receivables of three largest customers based on net sales, percentage		58.80%	65.70%
Largest Customer [Member]
Segment Reporting Information [Line Items]
Net Sales		€ 2,476.8	€ 2,454.4		€ 1,633.9
Largest Customer [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Net sales revenue from largest customer as percentage		22.60%	27.40%		23.80%
System Sales [Member]
Segment Reporting Information [Line Items]
Net Sales	[3]	€ 8,259.1	€ 6,424.4	[2],[4],[5]	€ 4,718.9	[2],[4],[5],[6],[7]

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[2]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[3]	As of January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The 2016 numbers have been adjusted to reflect this change in accounting policy.
[4]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[5]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[6]	2.As of January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The 2016 numbers have been adjusted to reflect this change in accounting policy.
[7]	As of January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The 2016 numbers have been adjusted to reflect this change in accounting policy.